FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
As of December 31, 2013 and 2012, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(16,804)

Interest rate derivatives
We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

	Notional Amount
Instrument (in thousands of $)	December 31, 2013		Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	1,224,800	(1)	2014	to	2020	0.92%	to	6.49%
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(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described below.

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2013	2012	2011	2013	2012	2011
Interest rate swaps	Other financial items, net	775	—	—	1,015	(409)	(412)

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2013	2012	2011
Interest rate swaps	5,515	1,113	934

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
As of December 31, 2013 and 2012, we have foreign currency forward contracts as summarized below:

		Notional Amount			Average forward
Instrument (in thousands)		Receiving in foreign currency	Pay in USD	Maturity Date	rate USD foreign currency
Currency rate swaps:
Norwegian Kroner	(1)	1,300,000	227,193	2017	5.722
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(1) This pertains to the cross currency interest rate swap described below.

Schedule Of Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts And Changes In Equity [Table Text Block]
As described in note 20, we issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. Accordingly, the net loss recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2013	2012	2011
Cross currency interest rate swap	1,080	(5,063)	—

Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying value and estimated fair value of our financial instruments at December 31, 2013 and 2012 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2013 Carrying Value	2013 Fair Value	2012 Carrying Value	2012 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	103,100	103,100	66,327	66,327
Restricted cash and short-term investments	Level 1	170,176	170,176	221,423	221,423
High-yield bonds(1)	Level 1	214,100	221,166	233,804	234,708
Long-term debt—floating(2)	Level 2	675,371	675,371	505,668	505,668
Obligations under capital leases(2)	Level 2	159,008	159,008	412,371	412,371
Derivatives:
Interest rate swaps asset(3)(4)	Level 2	5,335	5,335	—	—
Cross currency interest rate swap asset(3)(5)	Level 2	—	—	1,819	1,819
Interest rate swaps liability(3)(4)	Level 2	15,119	15,119	24,991	24,991
Cross currency interest rate swap liability(3)(5)	Level 2	16,804	16,804	—	—
Foreign currency swaps liability(3)	Level 2	—	—	20,527	20,527
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(1)
This pertains to high-yield bonds with a carrying value of $214.1 million as of December 31, 2013 which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of December 31, 2013 was $221.2 million (2012: $234.7 million), which represents 103.3% (2012: 100.5%) of its face value.

(2)	Our debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(3)	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4)
The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of December 31, 2013 and 2012 was $3.5 million (with a notional amount of $287.1 million) and $7.7 million (with a notional amount of $239.6 million), respectively. The expected maturity of these interest rate agreements is from June 2014 to March 2018.

(5)
We issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of December 31, 2013 and 2012, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(16,804)